Long Term Investments - Schedule of Equity Method Investments (Details) - 12 months ended Dec. 31, 2024 - Equity Method Investments [Member]	CNY (¥)	USD ($)	USD ($)
Balance sheet data:
Current assets	¥ 23,889,145		$ 3,323,291
Non-current assets	2,052,374		285,512
Total assets	25,941,519		3,608,803
Current liabilities	1,082,372		150,572
Non-current liabilities
Total liabilities	1,082,372		150,572
Total equity	24,859,148		$ 3,458,231
Operating data:
Revenues	30,797,765	$ 4,284,370
Gross profit	7,553,499	1,050,790
Operating income	5,742,755	798,892
Net income	5,902,338	821,092
Net income attributable to the Group	¥ 427,493	$ 59,470